Share-based Compensation - Summary of RSUs activity under the Share Incentive Plan (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of RSUs - Unvested, Beginning Balance	2,678,000	4,119,500	1,278,750
Number of RSUs - Granted	6,114,000	876,380	4,790,000
Number of RSUs - Vested	(2,255,250)	(2,034,880)	(1,949,250)
Number of RSUs - Forfeited	(9,000)	(283,000)	0
Number of RSUs - Unvested, Ending Balance	6,527,750	2,678,000	4,119,500	1,278,750
Weighted average grant date fair value - Unvested, Beginning Balance	$ 8.874	$ 9.4561	$ 4.7774
Weighted average grant date fair value - Granted	8.9809	1.88	10.62
Weighted average grant date fair value - Vested	7.8054	7.2254	9.2469
Weighted average grant date fair value - Forfeited	3.85	7.5431	0
Weighted average grant date fair value - Unvested, Ending Balance	$ 9.3503	$ 8.874	$ 9.4561	$ 4.7774
Weighted average remaining contractual life (Years)	3 years 1 month 13 days	1 year 10 months 24 days	2 years 8 months 1 day	2 years 8 months 4 days
Expected to vest as of December 31, 2023	6,527,750